Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Jan. 01, 2021	Dec. 31, 2020
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 29,386
Real Estate	928
Obligation to Fund Equity-Accounted Affiliate	650
Other Long-Term Commitments	2,379
Total Payments	$ 33,343
Arrangement
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage		$ 7,400
Total Payments		17,600
WRB, Sunrise and Toledo
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Ownership interest	50.00%
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 8,100		$ 14,000
Commitments approved and not yet in service | Arrangement
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage		$ 1,700
Bottom of range
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Lease terms	20 years
Remainder of Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 911
Real Estate	11
Obligation to Fund Equity-Accounted Affiliate	13
Other Long-Term Commitments	335
Total Payments	1,270
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,815
Real Estate	46
Obligation to Fund Equity-Accounted Affiliate	68
Other Long-Term Commitments	219
Total Payments	3,148
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	3,077
Real Estate	45
Obligation to Fund Equity-Accounted Affiliate	86
Other Long-Term Commitments	191
Total Payments	3,399
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,892
Real Estate	54
Obligation to Fund Equity-Accounted Affiliate	91
Other Long-Term Commitments	144
Total Payments	3,181
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,085
Real Estate	57
Obligation to Fund Equity-Accounted Affiliate	91
Other Long-Term Commitments	151
Total Payments	2,384
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	17,606
Real Estate	715
Obligation to Fund Equity-Accounted Affiliate	301
Other Long-Term Commitments	1,339
Total Payments	$ 19,961